Document and Entity Information	Dec. 20, 2019
Cover [Abstract]
Entity Registrant Name	EASTGROUP PROPERTIES INC
Amendment Flag	false
Entity Central Index Key	0000049600
Document Type	8-K
Document Period End Date	Dec. 20, 2019
Entity Incorporation State Country Code	MD
Entity File Number	1-07094
Entity Tax Identification Number	13-2711135
Entity Address, Address Line One	400 W. Parkway Place
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	Ridgeland
Entity Address, State or Province	MS
Entity Address, Postal Zip Code	39157
City Area Code	(601)
Local Phone Number	354-3555
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, $0.0001 par value per share
Trading Symbol	EGP
Security Exchange Name	NYSE
Entity Emerging Growth Company	false